Depreciation, depletion and amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 4,098	$ 3,923	$ 8,248	$ 7,723
UNITED STATES
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,703	1,338	3,273	2,592
Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	2,395	2,585	4,975	5,131
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,209	1,407	2,502	2,847
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,698	1,370	3,355	2,697
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	939	894	1,883	1,691
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 252	$ 252	$ 508	$ 488